Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Receivables from contracts with customers [abstract]
Summary of Revenue from Contracts with Customers

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Revenue from contracts with customers	21,356,228	22,695,909	23,932,900

Summary of Contract Assets

The Group has recognized the following contract assets in relation to revenue from contracts with customers:

	January 1, 2024	December 31, 2024	December 31, 2025
	NT$000	NT$000	NT$000
Contract assets	383,883	397,747	568,088